Shareholders' Deficit	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Shareholders' Deficit

12. Shareholders’ Deficit

(a) Common Stock

On November 1, 2013, the Company effected a 1:14 reverse stock split for all common shares. All references to share and per share amounts in the financial statements and accompanying notes to the financial statements have been retroactively restated to reflect the 1:14 reverse stock split.

On July 22, 2013, the Company amended its articles of incorporation to increase the number of authorized shares of common stock from 14,600,000 to 53,000,000. In addition, on July 30, 2013, the Company assigned a par value to its common shares of $0.0001 in conjunction with its reincorporation in Delaware. The new par value per common share has been retroactively reflected in the financial statements for all periods presented. The authorized number of shares of common stock at December 31, 2013 was 53,000,000. On February 4, 2014, as contemplated by the registration statement covering the Company’s IPO, the Company’s certificate of incorporation was amended to provide for an authorized capitalization of 40,000,000 shares of common stock.

(b) Preferred Stock

As of December 31, 2012, all 36,460,000 authorized shares of preferred stock were designated as Series A preferred stock. On July 22, 2013, the Company amended its articles of incorporation to increase the number of authorized preferred shares from 14,600,000 to 100,000,000. In addition, on July 30, 2013, the Company assigned a par value to its preferred shares of $0.0001 in conjunction with its reincorporation in Delaware. The new par value per preferred share has been retroactively reflected in the financial statements for all periods presented. On February 4, 2014, as contemplated by the registration statement covering the Company’s IPO, the Company’s certificate of incorporation was amended to provide for an authorized capitalization of 5,000,000 shares of preferred stock.

Holders of the Company’s preferred shares were entitled to receive, when and as declared by the Board of Directors and in preference to common shareholders, non-cumulative cash dividends at the rate of 8% per annum of the applicable original issue price on each outstanding preferred share. The original issue price of each share of Series A preferred stock was $0.60. No dividends were declared during 2013 or 2014. Dividends cannot be granted for common shareholders while shares of preferred stock remain outstanding.

The holders of preferred shares had the right to one vote for each common share into which the preferred shares were convertible. Upon the liquidation, dissolution, or winding up of the Company, either voluntary or involuntary, the preferred shareholders would have been paid out an amount equal to the original issue price plus all declared and unpaid dividends. If, upon any liquidation, distribution, or winding up of the Company, and the assets of the Company were insufficient to make payment in full to all holders of preferred shares of the liquidation preference, then such assets would have been distributed among the holders of preferred shares ratably in proportion to the full amounts to which they would be entitled.

The convertible preferred shares could have been converted into common shares at any time at the option of the holder utilizing the then effective Series A preferred conversion price. All preferred shares would have been automatically converted into common shares utilizing the then effective Series A preferred conversion price upon a) the election of the holders of a majority of the outstanding shares of Series A preferred stock, or b) the closing of a firmly underwritten public offering pursuant to an effective registration statement under the Securities Act covering the sale of the Company’s common stock if gross proceeds are at least $20,000,000 and the per share price is at least $25.20.

The effective conversion price was equal to the original issue price divided by $25.20 and could have been adjusted for dilutive issuances of common shares, common share rights or options, common share splits and combinations, dividends, and distributions. The effective conversion rate would not have been adjusted for issuances of common share options, warrants or rights to employees, directors, or non-employee service providers.

During the year ended December 31, 2013, 42,245,834 shares of Series A preferred stock were issued for the conversion of approximately $20,231,000 of debt and $2,581,000 of accrued interest, primarily to related parties (see Notes 9 and 10).